BUSINESS COMBINATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Estimated Fair Value of Assets Acquired and Liabilities Assumed
The table below summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$4,626
Other current assets	4,460
Computer and other equipment	2,990
Goodwill	489,494
Intangible assets	84,100
Other non-current assets	1,073
Total assets	586,743
Current liabilities	(6,418)
Other long-term liabilities	(5,325)
Net assets acquired	$575,000

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name	$66,300	Indefinite
Customer relationships	10,100	Less than 1
New registrants	3,100	Less than 1
Non-compete agreement	3,000	5
Developed technology	1,600	2
Total intangible assets acquired	$84,100

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name	$66,300	Indefinite
Customer relationships	10,100	Less than 1
New registrants	3,100	Less than 1
Non-compete agreement	3,000	5
Developed technology	1,600	2
Total intangible assets acquired	$84,100

Schedule of Unaudited Pro Forma Financial Information
For the three months ended March 31, 2015, pro forma adjustments reflected below include a decrease to revenue of $6.6 million related to a write-off of deferred revenue at the date of acquisition and an increase of $3.8 million in amortization of intangible assets.

Three Months Ended March 31, 2015
(In thousands, except per share data)

Revenue	$246,953
Net earnings attributable to Match Group, Inc. shareholders	$26,991
Basic earnings per share attributable to Match Group, Inc. shareholders	$0.13
Diluted earnings per share attributable to Match Group, Inc. shareholders	$0.13

For the years ended December 31, 2015 and 2014, pro forma adjustments reflected below include increases of $1.4 million and $14.6 million, respectively, in amortization of intangible assets.

	Years Ended December 31,
	2015	2014
	(In thousands, except per share data)
Revenue	$1,098,785	$936,614
Net earnings attributable to Match Group, Inc. shareholders	156,510	156,444
Basic earnings per share attributable to Match Group, Inc. shareholders	0.90	0.97
Diluted earnings per share attributable to Match Group, Inc. shareholders	0.85	0.93